Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed financial information of the parent company
Schedule of Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	As of December 31,
	2021	2022
			US$
	RMB	RMB	(Note 2(e))
ASSETS
Current assets:
Cash	30,860	39,573	5,738
Prepayment for repurchase of ordinary shares	—	1,251	181
Total current assets	30,860	40,824	5,919
Non-current assets:
Investments in and receivables from subsidiaries	3,502,014	4,201,822	609,208
Total assets	3,532,874	4,242,646	615,127
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Refund from depository bank – current	2,013	2,199	319
Other payable	—	557	81
Non-current liabilities:
Refund from depository bank – non-current	5,824	4,163	604
Warrant liability	66,347	—	—
Total liabilities	74,184	6,919	1,004
Shareholders’ equity:
Ordinary shares	1	1	—
Subscriptions receivable from shareholders	(1)	(1)	—
Treasury stocks	(231,281)	(380,538)	(55,173)
Additional paid-in capital	2,891,134	3,298,531	478,242
Statutory reserves	97,420	102,586	14,874
Accumulated other comprehensive loss	(101,925)	(4,844)	(702)
Retained earnings	803,342	1,219,992	176,882
Total shareholders’ equity	3,458,690	4,235,727	614,123
Total liabilities and shareholders’ equity	3,532,874	4,242,646	615,127

Schedule of Condensed Statements of Comprehensive Loss

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the year ended December 31,
	2020	2021	2022
				US$
	RMB	RMB	RMB	(Note 2(e))
Operating expenses:
Research and development expenses	(652)	—	—	—
Sales and marketing expenses	(41)	—	—	—
General and administrative expenses	(2,277)	(6,668)	(20,968)	(3,040)
Loss from operations	(2,970)	(6,668)	(20,968)	(3,040)
Interest income	—	1	7	1
Other income, net	2,425	2,037	2,122	308
Change in fair value of warrant liability	—	190,178	24,598	3,566
Share of income (losses) from subsidiaries	(214,549)	2,306,195	416,058	60,323
Net income (loss)	(215,094)	2,491,743	421,817	61,158
Foreign currency translation adjustment, net of nil tax	(24,238)	(22,145)	97,081	14,075
Total comprehensive income (loss)	(239,332)	2,469,598	518,898	75,233

Schedule of Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2020	2021	2022
				US$
	RMB	RMB	RMB	(Note 2(e))
Cash flows from operating activities
Receipt of refund from depository bank	13,285	—	—	—
Other cash used in operating activities	(1)	(6,462)	(21,439)	(3,108)
Net cash provided by (used in) operating activities	13,284	(6,462)	(21,439)	(3,108)
Cash flows from investing activities
Decrease (increase) in receivables from subsidiaries	28,451	(871,194)	305,529	44,298
Net cash provided by (used in) investing activities	28,451	(871,194)	305,529	44,298
Cash flows from financing activities
Repurchase of warrants	—	—	(44,282)	(6,420)
Payment for repurchase of ordinary shares	(23,915)	(103,543)	(234,307)	(33,970)
Prepayment under share repurchase agreement	(16,146)	(573)	—	—
Payment for cost of issuance	—	(519)	—	—
Proceeds from issuance of ordinary shares and warrants	—	1,029,455	—	—
Net cash provided by (used in) financing activities	(40,061)	924,820	(278,589)	(40,390)
Net increase in cash	1,674	47,164	5,501	799
Effect of exchange rate changes on cash	(1,541)	(16,451)	3,212	466
Cash, beginning of year	14	147	30,860	4,474
Cash, end of year	147	30,860	39,573	5,739